UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Common stocks 97.42%		$21,437,197
(Cost $20,670,178)

Air Freight & Logistics 0.95%		208,500
Expeditors International Washington, Inc.	6,145	208,500

Airlines 2.70%		593,664
Copa Holdings SA (Class A)	10,418	422,346
JetBlue Airways Corp. (I)(L)	33,526	171,318

Apparel Retail 0.98%		214,806
Ross Stores, Inc.	4,872	214,806

Application Software 4.27%		939,379
Concur Technologies, Inc. (I)	16,373	564,705
Salesforce.com, Inc. (I)(L)	8,645	374,674

Asset Management & Custody Banks 2.12%		467,470
Eaton Vance Corp.	3,947	112,963
SEI Investments Co.	18,757	354,507

Automotive Retail 1.82%		400,927
Carmax, Inc. (I)(L)	18,791	303,099
O'Reilly Automotive, Inc. (I)	2,406	97,828

Biotechnology 3.77%		829,468
BioMarin Pharmaceutical, Inc. (I)	16,464	270,174
Onyx Pharmaceuticals, Inc. (I)	6,055	217,496
United Therapeutics Corp.	2,300	213,026
Vertex Pharmaceuticals, Inc. (I)	3,576	128,772

Casinos & Gaming 5.20%		1,143,727
Bally Technologies, Inc. (I)	14,160	512,734
Penn National Gaming, Inc. (I)	15,130	479,772
WMS Industries, Inc. (I)	4,182	151,221

Coal & Consumable Fuels 1.26%		277,406
Alpha Natural Resources, Inc. (I)(L)	8,328	277,406

Commodity Chemicals 1.01%		222,048
Celanese Corp. Series A	8,640	222,048

Communications Equipment 0.97%		214,426
CommScope, Inc.	8,376	214,426

Computer & Electronics Retail 1.74%		383,119
GameStop Corp. (Class A) (I)	17,502	383,119

Computer Storage & Peripherals 1.34%		294,246
Seagate Technology	24,439	294,246

Data Processing & Outsourced Services 1.61%		355,197
Euronet Worldwide, Inc. (I)	16,882	355,197

Diversified Chemicals 1.01%		221,458
FMC Corp.	4,553	221,458

Education Services 1.55%		341,167
Devry, Inc.	6,859	341,167

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Electronic Components 1.94%		427,180
Amphenol Corp. (Class A)	12,809	427,180

Electronic Equipment & Instruments 0.90%		197,776
Itron, Inc. (I)	3,791	197,776

Fertilizers & Agricultural Chemicals 0.47%		102,306
CF Industries Holdings, Inc.	1,296	102,306

Health Care Equipment 5.63%		1,237,788
Hologic, Inc. (I)	12,585	184,874
ResMed, Inc. (I)	6,260	256,660
St. Jude Medical, Inc. (I)	5,228	197,148
Thoratec Corp. (I)	11,736	295,043
Varian Medical Systems, Inc. (I)	8,621	304,063

Health Care Facilities 1.05%		230,670
Psychiatric Solutions, Inc. (I)	8,537	230,670

Health Care Supplies 1.95%		429,811
Inverness Medical Innovations, Inc. (I)	12,773	429,811

Home Entertainment Software 0.85%		187,948
Electronic Arts, Inc. (I)	8,754	187,948

Household Products 0.88%		194,398
Church & Dwight Co., Inc.	3,296	194,398

Independent Power Producers & Energy Traders 0.87%		191,776
NRG Energy, Inc. (I)	7,048	191,776

Industrial Conglomerates 1.06%		232,975
McDermott International, Inc.	11,923	232,975

Industrial Gases 0.82%		180,371
Airgas, Inc.	4,046	180,371

Industrial Machinery 1.59%		349,653
Flowserve Corp.	4,329	349,653

Integrated Oil & Gas 0.84%		183,978
InterOil Corp. (I)	6,501	183,978

Internet Retail 1.38%		304,126
Expedia, Inc.	14,685	304,126

Internet Software & Services 3.65%		804,079
Baidu, Inc., SADR (I)	792	275,727
NetEase.com, Inc., ADR (L)	3,854	169,807
VistaPrint Ltd. (I)(L)	8,692	358,545

Investment Banking & Brokerage 3.21%		707,412
Greenhill & Co., Inc.	4,870	366,808
Lazard Ltd. (Class A)	9,208	340,604

Life & Health Insurance 1.46%		321,312
Prudential Financial, Inc.	7,258	321,312

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Life Sciences Tools & Services 1.43%		313,636
QIAGEN NV (I)(L)	16,542	313,636

Metal & Glass Containers 1.12%		246,710
Owens-Illinois, Inc. (I)	7,269	246,710

Oil & Gas Equipment & Services 2.25%		495,991
Core Laboratories NV	1,775	152,579
Dresser-Rand Group, Inc.	6,719	195,590
IHS, Inc. (Class A) (I)	2,960	147,822

Oil & Gas Exploration & Production 3.27%		719,042
Cabot Oil & Gas Corp.	8,624	302,961
Denbury Resources, Inc. (I)	11,373	188,792
SandRidge Energy, Inc. (L)	24,309	227,289

Packaged Foods & Meats 1.65%		363,861
Dean Foods Co.	8,010	169,732
Hormel Foods Corp.	5,406	194,129

Personal Products 1.01%		221,434
Alberto-Culver Co.	8,643	221,434

Pharmaceuticals 2.28%		502,740
Mylan, Inc. (I)(L)	21,523	283,888
Shire PLC, ADR	4,884	218,852

Regional Banks 0.88%		192,744
Cullen/Frost Bankers, Inc.	4,013	192,744

Research & Consulting Services 3.74%		823,387
FTI Consulting, Inc. (I)	7,082	385,473
Stantec, Inc. (I)	17,302	437,914

Restaurants 1.27%		279,051
Chipotle Mexican Grill, Inc. (Class A) (I)(L)	2,974	279,051

Security & Alarm Services 1.42%		311,940
Corrections Corp. of America (I)	18,073	311,940

Semiconductor Equipment 0.82%		180,475
Novellus Systems, Inc.	9,222	180,475

Semiconductors 6.59%		1,450,007
Broadcom Corp. (Class A) (I)	16,177	456,677
Marvell Technology Group, Ltd.	13,416	178,969
ON Semiconductor Corp.	39,772	290,336
Silicon Laboratories, Inc. (I)	12,235	524,025

Soft Drinks 1.26%		276,485
Hansen Natural Corp. (I)	8,916	276,485

Specialty Chemicals 0.64%		140,306
Lubrizol Corp.	2,422	140,306

Specialty Stores 0.70%		155,091
PetSmart, Inc.	6,933	155,091

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

			Shares	Value

Steel 3.17%				698,491
Ak Steel Holding Corp.			10,523	206,987
Cliffs Natural Resources, Inc.			7,722	211,506
Schnitzer Steel Industries, Inc. (Class A)			2,019	108,562
Steel Dynamics, Inc.			10,479	171,436

Trucking 1.71%				375,281
J.B. Hunt Transport Services, Inc.			5,268	147,241
Landstar System, Inc.			6,217	228,040

Wireless Telecommunication Services 1.36%				299,958
American Tower Corp. (Class A) (I)			8,799	299,958

Short-term investments 14.66%				$3,226,638
(Cost $3,225,361)
		Rate	Shares	Value

Cash Equivalents 0.00%				2,426,642
John Hancock Collateral Investment Trust(T)(W)		0.4185% (Y)	242,400	2,426,642
		Maturity
	Rate	date	Par value	Value
U.S. Government Agency 3.63%				799,996
Federal Home Loan Bank,
Discount Note	0.090%	08/03/09	800,000	799,996

Total investments (Cost $23,895,539)† 112.08%				$24,663,835

Other assets and liabilities, net (12.08%)				($2,658,651)

Total net assets 100.00%				$22,005,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC (the Adviser).

(Y) The rate shown is annualized seven-day yield as of July 31, 2009.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $24,029,283. Net unrealized appreciation aggregated $634,552, of which $2,346,056 related to appreciated investment securities and $1,711,504 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

5

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,222,014	-	-	$3,222,014
Consumer Staples	1,056,178	-	-	1,056,178
Energy	1,676,417	-	-	1,676,417
Financials	1,688,938	-	-	1,688,938
Health Care	3,544,113	-	-	3,544,113
Industrials	2,895,400	-	-	2,895,400
Information Technology	5,050,713	-	-	5,050,713
Materials	1,811,690	-	-	1,811,690
Telecommunication Services	299,958	-	-	299,958
Utilities	191,776	-	-	191,776
Short-term Investments	2,426,642	$799,996	-	3,226,638
Total Investments in Securities	$21,437,197	$799,996	-	$24,663,835

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

6

Risk and uncertainties

Sector risk
The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

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More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet www.jhfunds.com

Mail

Regular mail:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Express mail:
John Hancock Signature Services, Inc.
Mutual Fund Image Operations
164 Corporate Drive
Portsmouth, NH 03801

Phone

Customer service representatives	**1-800-225-5291**
EASI-Line	**1-800-338-8080**
TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009